Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-79.10%
Alkermes PLC(b)	340,470	$8,681,985
Amgen, Inc.	69,613	15,811,897
Anavex Life Sciences Corp.(b)(c)	397,014	5,192,943
Arrowhead Pharmaceuticals, Inc.(b)(c)	111,113	5,862,322
Avid Bioservices, Inc.(b)(c)	239,515	4,519,648
Biogen, Inc.(b)	55,957	12,646,282
Celldex Therapeutics, Inc.(b)(c)	185,321	5,746,804
Cytokinetics, Inc.(b)(c)	188,218	6,246,955
Dynavax Technologies Corp.(b)(c)	473,434	6,140,439
Emergent BioSolutions, Inc.(b)	193,078	9,036,050
Exelixis, Inc.(b)	447,047	8,091,551
Gilead Sciences, Inc.	201,706	13,853,168
Halozyme Therapeutics, Inc.(b)	216,911	7,507,290
Intellia Therapeutics, Inc.(b)(c)	61,733	5,838,090
Ironwood Pharmaceuticals, Inc.(b)(c)	659,082	7,348,764
Myriad Genetics, Inc.(b)	279,833	7,356,810
Neurocrine Biosciences, Inc.(b)	89,512	7,073,238
Novavax, Inc.(b)(c)	67,856	6,358,107
Prothena Corp. PLC (Ireland)(b)(c)	130,457	4,445,975
Regeneron Pharmaceuticals, Inc.(b)	21,924	13,342,727
United Therapeutics Corp.(b)	38,698	7,811,965
Vericel Corp.(b)(c)	189,796	6,752,942
Xenon Pharmaceuticals, Inc. (Canada)(b)(c)	283,746	7,695,192
		183,361,144
Health Care Services-2.31%
Fulgent Genetics, Inc.(b)(c)	83,905	5,359,012
Life Sciences Tools & Services-13.71%
Bio-Techne Corp.	28,821	10,848,513
Pacific Biosciences of California, Inc.(b)(c)	339,421	3,794,727
QIAGEN N.V.(b)(c)	139,761	6,916,772
Repligen Corp.(b)	51,490	10,212,526
		31,772,538
	Shares	Value
Pharmaceuticals-4.92%
Catalent, Inc.(b)	109,702	$11,401,329
Total Common Stocks & Other Equity Interests (Cost $262,762,592)		231,894,023
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $144,375)	144,375	144,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $262,906,967)		232,038,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	15,329,603	15,329,603
Invesco Private Prime Fund, 0.11%(d)(e)(f)	35,761,921	35,769,072
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,099,006)		51,098,675
TOTAL INVESTMENTS IN SECURITIES-122.15% (Cost $314,005,973)		283,137,073
OTHER ASSETS LESS LIABILITIES-(22.15)%		(51,346,855)
NET ASSETS-100.00%		$231,790,218
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$97,394	$7,270,824	$(7,223,843)	$-	$-	$144,375	$34
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,075,160	99,712,582	(101,458,139)	-	-	15,329,603	2,094*
Invesco Private Prime Fund	25,612,740	205,681,005	(195,519,036)	(331)	(5,306)	35,769,072	28,036*
Total	$42,785,294	$312,664,411	$(304,201,018)	$(331)	$(5,306)	$51,243,050	$30,164

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Building Products-15.57%
A.O. Smith Corp.	90,783	$6,937,637
Carlisle Cos., Inc.	31,497	7,037,690
Johnson Controls International PLC	173,033	12,574,308
Owens Corning(b)	82,123	7,284,310
Tecnoglass, Inc.(b)	224,457	4,623,814
		38,457,759
Construction & Engineering-12.63%
Comfort Systems USA, Inc.	73,318	6,582,490
MYR Group, Inc.(c)	63,404	5,961,878
NV5 Global, Inc.(c)	66,073	6,910,575
Quanta Services, Inc.	114,295	11,740,383
		31,195,326
Construction Materials-18.98%
Eagle Materials, Inc.	46,563	6,791,214
Forterra, Inc.(c)	315,456	7,403,752
Martin Marietta Materials, Inc.	33,025	12,850,688
Summit Materials, Inc., Class A(b)(c)	185,646	6,601,572
Vulcan Materials Co.	69,539	13,233,967
		46,881,193
Forest Products-2.80%
Louisiana-Pacific Corp.	104,106	6,916,803
Gas Utilities-2.99%
Southwest Gas Holdings, Inc.	108,328	7,385,803
Home Improvement Retail-12.78%
Floor & Decor Holdings, Inc., Class A(c)	57,304	6,230,091
Home Depot, Inc. (The)	33,724	12,376,033
Lowe’s Cos., Inc.	54,606	12,960,734
		31,566,858
Homebuilding-24.53%
Cavco Industries, Inc.(c)	25,542	6,882,036
Century Communities, Inc.	103,834	6,837,469
	Shares	Value
Homebuilding-(continued)
Meritage Homes Corp.(b)(c)	63,697	$6,499,005
NVR, Inc.(b)(c)	2,649	14,111,806
Skyline Champion Corp.(c)	93,068	6,267,199
Toll Brothers, Inc.	115,101	6,787,506
TopBuild Corp.(c)	26,856	6,248,048
Tri Pointe Homes, Inc.(c)	291,916	6,950,520
		60,583,589
Oil & Gas Equipment & Services-1.44%
Aspen Aerogels, Inc.(b)(c)	120,297	3,572,821
Specialized Consumer Services-3.04%
frontdoor, inc.(c)	207,152	7,519,618
Specialty Stores-5.32%
Tractor Supply Co.	60,171	13,135,931
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $241,516,700)		247,215,701
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.53%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,559,368	5,559,368
Invesco Private Prime Fund, 0.11%(d)(e)(f)	13,030,677	13,033,283
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,592,820)		18,592,651
TOTAL INVESTMENTS IN SECURITIES-107.61% (Cost $260,109,520)		265,808,352
OTHER ASSETS LESS LIABILITIES-(7.61)%		(18,799,260)
NET ASSETS-100.00%		$247,009,092
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,244	$2,016,206	$(2,177,450)	$-	$-	$-	$21
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$76,577	$37,557,575	$(32,074,784)	$-	$-	$5,559,368	$412*
Invesco Private Prime Fund	112,671	81,392,378	(68,470,704)	(169)	(893)	13,033,283	5,531*
Total	$350,492	$120,966,159	$(102,722,938)	$(169)	$(893)	$18,592,651	$5,964

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Integrated Oil & Gas-5.46%
Occidental Petroleum Corp.	252,955	$9,528,815
Oil & Gas Exploration & Production-73.75%
Antero Resources Corp.(b)	229,856	4,489,088
APA Corp.	156,061	5,182,786
Callon Petroleum Co.(b)(c)	77,546	3,833,874
Centennial Resource Development, Inc., Class A(b)(c)	615,346	4,805,852
Comstock Resources, Inc.(b)(c)	492,997	3,835,517
ConocoPhillips	105,918	9,386,453
Continental Resources, Inc.(c)	90,590	4,705,245
Coterra Energy, Inc.	197,585	4,327,111
Denbury, Inc.(b)	51,118	3,841,007
Diamondback Energy, Inc.	39,294	4,957,331
EOG Resources, Inc.	89,596	9,988,162
Hess Corp.	97,807	9,026,608
Kosmos Energy Ltd. (Ghana)(b)	1,218,053	5,274,169
Magnolia Oil & Gas Corp., Class A(c)	215,664	4,664,812
Marathon Oil Corp.	264,430	5,148,452
Matador Resources Co.(c)	99,067	4,435,230
Murphy Oil Corp.	152,450	4,817,420
Oasis Petroleum, Inc.	32,627	4,418,675
Ovintiv, Inc.	117,460	4,557,448
PDC Energy, Inc.	79,957	4,739,051
Pioneer Natural Resources Co.	42,765	9,360,831
Range Resources Corp.(b)(c)	197,585	3,803,511
SM Energy Co.	136,246	4,470,231
Whiting Petroleum Corp.(b)(c)	63,055	4,681,834
		128,750,698
Oil & Gas Refining & Marketing-20.79%
HollyFrontier Corp.	129,739	4,561,623
Marathon Petroleum Corp.	123,090	8,831,708
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A(b)	319,079	$5,054,211
Phillips 66	105,197	8,919,654
Valero Energy Corp.	107,494	8,918,777
		36,285,973
Total Common Stocks & Other Equity Interests (Cost $140,300,491)		174,565,486
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $169,412)	169,412	169,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $140,469,903)		174,734,898
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.42%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,124,999	9,124,999
Invesco Private Prime Fund, 0.11%(d)(e)(f)	21,287,407	21,291,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,416,885)		30,416,663
TOTAL INVESTMENTS IN SECURITIES-117.52% (Cost $170,886,788)		205,151,561
OTHER ASSETS LESS LIABILITIES-(17.52)%		(30,578,544)
NET ASSETS-100.00%		$174,573,017
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,666	$3,588,644	$(3,545,898)	$-	$-	$169,412	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,611,585	36,864,299	(29,350,885)	-	-	9,124,999	491*
Invesco Private Prime Fund	2,587,028	77,363,067	(58,657,645)	(222)	(564)	21,291,664	6,529*
Total	$4,325,279	$117,816,010	$(91,554,428)	$(222)	$(564)	$30,586,075	$7,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Agricultural Products-5.82%
Archer-Daniels-Midland Co.	55,703	$4,177,726
Bunge Ltd.	39,238	3,879,069
		8,056,795
Distillers & Vintners-7.68%
Constellation Brands, Inc., Class A	28,915	6,874,541
MGP Ingredients, Inc.(b)	49,666	3,757,730
		10,632,271
Food Distributors-4.70%
United Natural Foods, Inc.(c)	71,029	2,754,505
US Foods Holding Corp.(c)	106,429	3,752,686
		6,507,191
Food Retail-12.47%
Albertsons Cos., Inc., Class A	102,275	2,879,041
Ingles Markets, Inc., Class A(b)	46,275	3,559,936
Kroger Co. (The)	86,333	3,763,255
Sprouts Farmers Market, Inc.(b)(c)	135,256	3,670,848
Weis Markets, Inc.(b)	56,121	3,380,729
		17,253,809
Packaged Foods & Meats-45.13%
Dole PLC(b)	267,897	3,624,646
Flowers Foods, Inc.	138,270	3,889,535
General Mills, Inc.	107,891	7,409,954
Hain Celestial Group, Inc. (The)(b)(c)	90,214	3,295,517
Hershey Co. (The)	37,467	7,383,622
Hostess Brands, Inc.(c)	205,397	4,214,746
Kraft Heinz Co. (The)	191,224	6,845,819
Mondelez International, Inc., Class A	111,216	7,454,809
Sanderson Farms, Inc.	19,687	3,622,408
Seaboard Corp.	937	3,579,331
Simply Good Foods Co. (The)(c)	94,617	3,333,357
Sovos Brands, Inc.(c)	255,131	3,742,772
Tyson Foods, Inc., Class A	44,491	4,043,787
		62,440,303
Personal Products-2.84%
Herbalife Nutrition Ltd.(b)(c)	92,455	3,930,262
	Shares	Value
Soft Drinks-21.32%
Coca-Cola Co. (The)	122,297	$7,461,340
Coca-Cola Consolidated, Inc.	6,353	3,640,269
Coca-Cola Europacific Partners PLC (United Kingdom)	70,854	4,049,306
Keurig Dr Pepper, Inc.	189,120	7,177,104
PepsiCo, Inc.	41,318	7,169,499
		29,497,518
Total Common Stocks & Other Equity Interests (Cost $128,502,860)		138,318,149
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $141,249)	141,249	141,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $128,644,109)		138,459,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.78%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,888,285	4,888,285
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,403,718	11,405,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,294,388)		16,294,284
TOTAL INVESTMENTS IN SECURITIES-111.84% (Cost $144,938,497)		154,753,682
OTHER ASSETS LESS LIABILITIES-(11.84)%		(16,385,751)
NET ASSETS-100.00%		$138,367,931
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$178,307	$2,734,941	$(2,771,999)	$-	$-	$141,249	$30
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,583,338	$27,992,647	$(26,687,700)	$-	$-	$4,888,285	$380*
Invesco Private Prime Fund	5,375,007	58,347,403	(52,315,320)	(104)	(987)	11,405,999	5,190*
Total	$9,136,652	$89,074,991	$(81,775,019)	$(104)	$(987)	$16,435,533	$5,600

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Airlines-2.41%
SkyWest, Inc.(b)(c)	774,554	$29,549,235
Broadcasting-8.78%
Discovery, Inc., Class A(b)(c)	1,339,433	37,383,575
Fox Corp., Class A(c)	888,897	36,098,107
ViacomCBS, Inc., Class B	1,026,767	34,345,356
		107,827,038
Casinos & Gaming-13.10%
Boyd Gaming Corp.(b)(c)	570,232	33,905,995
Everi Holdings, Inc.(b)	1,561,755	30,875,897
Golden Entertainment, Inc.(b)	689,040	30,993,019
MGM Resorts International	773,203	33,031,232
Red Rock Resorts, Inc., Class A	719,681	32,040,198
		160,846,341
Food Distributors-8.17%
Sysco Corp.	837,671	65,463,989
US Foods Holding Corp.(b)	990,671	34,931,059
		100,395,048
Hotels, Resorts & Cruise Lines-24.69%
Booking Holdings, Inc.(b)	27,478	67,489,540
Choice Hotels International, Inc.	228,985	32,836,449
Expedia Group, Inc.(b)	364,449	66,799,858
Hyatt Hotels Corp., Class A(b)	409,838	37,545,259
Marriott International, Inc., Class A(b)	403,657	65,037,216
Wyndham Hotels & Resorts, Inc.	399,337	33,524,341
		303,232,663
Interactive Media & Services-2.40%
Eventbrite, Inc., Class A(b)(c)	2,055,912	29,461,219
Leisure Facilities-2.10%
Life Time Group Holdings, Inc.(b)(c)	1,719,269	25,823,420
Movies & Entertainment-23.18%
Liberty Media Corp.-Liberty Formula One, Class A(b)	619,118	33,927,667
Live Nation Entertainment, Inc.(b)	563,156	61,671,214
Madison Square Garden Sports Corp., Class A(b)	194,477	32,296,795
Manchester United PLC, Class A (United Kingdom)(c)(d)	2,218,869	30,465,071
	Shares	Value
Movies & Entertainment-(continued)
Walt Disney Co. (The)(b)	409,562	$58,555,079
Warner Music Group Corp., Class A(c)	803,867	34,164,348
World Wrestling Entertainment, Inc., Class A(c)	672,596	33,589,444
		284,669,618
Restaurants-15.20%
Chipotle Mexican Grill, Inc.(b)	36,678	54,488,103
Dutch Bros, Inc., Class A(b)(c)	671,517	35,019,611
McDonald’s Corp.	249,077	64,623,028
Papa John’s International, Inc.	263,875	32,575,369
		186,706,111
Total Common Stocks & Other Equity Interests (Cost $1,288,373,446)		1,228,510,693
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $379,164)	379,164	379,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,288,752,610)		1,228,889,857
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.29%
Invesco Private Government Fund, 0.02%(d)(e)(f)	34,221,732	34,221,732
Invesco Private Prime Fund, 0.11%(d)(e)(f)	79,834,740	79,850,704
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,072,952)		114,072,436
TOTAL INVESTMENTS IN SECURITIES-109.35% (Cost $1,402,825,562)		1,342,962,293
OTHER ASSETS LESS LIABILITIES-(9.35)%		(114,864,262)
NET ASSETS-100.00%		$1,228,098,031
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$480,462	$214,332,855	$(214,434,153)	$-	$-	$379,164	$584
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$168,230,291	$380,348,912	$(514,357,471)	$-	$-	$34,221,732	$6,979*
Invesco Private Prime Fund	254,337,814	726,920,457	(901,385,908)	(518)	(21,141)	79,850,704	102,941*
Investments in Other Affiliates:
Manchester United PLC, Class A**	50,018,741	55,547,500	(69,523,912)	(4,765,016)	(812,242)	30,465,071	250,879
Total	$473,067,308	$1,377,149,724	$(1,699,701,444)	$(4,765,534)	$(833,383)	$144,916,671	$361,383

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2022, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Advertising-8.79%
Interpublic Group of Cos., Inc. (The)	46,657	$1,658,190
Omnicom Group, Inc.	23,527	1,772,994
TechTarget, Inc.(b)(c)	15,285	1,267,738
		4,698,922
Broadcasting-20.76%
Discovery, Inc., Class A(b)	62,333	1,739,714
Fox Corp., Class A(c)	41,370	1,680,036
Gray Television, Inc.	74,430	1,551,866
iHeartMedia, Inc., Class A(b)	72,181	1,454,447
Nexstar Media Group, Inc., Class A	9,730	1,609,147
TEGNA, Inc.	75,658	1,464,739
ViacomCBS, Inc., Class B	47,763	1,597,672
		11,097,621
Cable & Satellite-3.14%
Sirius XM Holdings, Inc.(c)	263,479	1,675,726
Interactive Media & Services-32.41%
Alphabet, Inc., Class A(b)	1,000	2,706,070
Cargurus, Inc.(b)	42,846	1,366,787
IAC/InterActiveCorp.(b)	12,325	1,682,856
Match Group, Inc.(b)	21,455	2,417,978
Meta Platforms, Inc., Class A(b)	8,604	2,695,289
Twitter, Inc.(b)	62,103	2,329,484
Yelp, Inc.(b)	43,900	1,516,306
Ziff Davis, Inc.(b)	13,718	1,441,213
ZipRecruiter, Inc., Class A(b)	53,683	1,164,384
		17,320,367
IT Consulting & Other Services-2.74%
Gartner, Inc.(b)	4,977	1,462,691
Movies & Entertainment-18.84%
Netflix, Inc.(b)	4,436	1,894,793
Spotify Technology S.A.(b)	11,710	2,298,205
Walt Disney Co. (The)(b)	19,060	2,725,008
Warner Music Group Corp., Class A(c)	37,384	1,588,820
World Wrestling Entertainment, Inc., Class A(c)	31,310	1,563,621
		10,070,447
	Shares	Value
Publishing-8.26%
John Wiley & Sons, Inc., Class A	28,858	$1,464,544
New York Times Co. (The), Class A	33,999	1,360,980
News Corp., Class A	71,393	1,587,780
		4,413,304
Research & Consulting Services-5.01%
IHS Markit Ltd.	22,907	2,675,309
Total Common Stocks & Other Equity Interests (Cost $60,050,954)		53,414,387
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $150,474)	150,474	150,474
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $60,201,428)		53,564,861
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.27%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,238,311	2,238,311
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,386,160	5,387,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,625,567)		7,625,548
TOTAL INVESTMENTS IN SECURITIES-114.50% (Cost $67,826,995)		61,190,409
OTHER ASSETS LESS LIABILITIES-(14.50)%		(7,747,219)
NET ASSETS-100.00%		$53,443,190
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,023	$1,463,840	$(1,416,389)	$-	$-	$150,474	$22
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,913,120	$23,068,940	$(26,743,749)	$-	$-	$2,238,311	$357*
Invesco Private Prime Fund	8,869,680	45,912,635	(49,394,478)	(19)	(581)	5,387,237	5,181*
Total	$14,885,823	$70,445,415	$(77,554,616)	$(19)	$(581)	$7,776,022	$5,560

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Application Software-16.62%
Arqit Quantum, Inc. (United Kingdom)(b)(c)	57,321	$887,329
Datadog, Inc., Class A(b)	15,680	2,291,005
Dynatrace, Inc.(b)	23,965	1,314,720
ForgeRock, Inc., Class A(b)(c)	59,944	853,602
InterDigital, Inc.	21,262	1,467,716
Mimecast Ltd.(b)	19,731	1,572,758
		8,387,130
Communications Equipment-25.98%
Arista Networks, Inc.(b)	12,063	1,499,552
Calix, Inc.(b)	21,619	1,087,003
Cisco Systems, Inc.	51,909	2,889,774
Extreme Networks, Inc.(b)	115,715	1,468,424
Juniper Networks, Inc.	47,715	1,661,436
Motorola Solutions, Inc.	6,048	1,402,773
NetScout Systems, Inc.(b)	50,226	1,584,630
Ubiquiti, Inc.(c)	5,222	1,514,589
		13,108,181
Consumer Electronics-2.68%
Garmin Ltd.	10,849	1,349,833
Electronic Components-7.87%
Amphenol Corp., Class A	33,637	2,677,169
Belden, Inc.	23,150	1,295,242
		3,972,411
Semiconductors-5.44%
QUALCOMM, Inc.	15,624	2,746,074
Systems Software-35.20%
Crowdstrike Holdings, Inc., Class A(b)	11,827	2,136,429
CyberArk Software Ltd.(b)	8,489	1,164,266
Fortinet, Inc.(b)	8,568	2,546,752
KnowBe4, Inc., Class A(b)(c)	67,391	1,611,993
McAfee Corp., Class A(c)	60,507	1,552,005
Qualys, Inc.(b)	11,716	1,501,288
Rapid7, Inc.(b)	12,231	1,178,212
	Shares	Value
Systems Software-(continued)
SecureWorks Corp., Class A(b)	83,520	$1,231,920
Varonis Systems, Inc.(b)(c)	28,118	1,047,677
VMware, Inc., Class A	13,025	1,673,452
Zscaler, Inc.(b)	8,242	2,119,101
		17,763,095
Technology Hardware, Storage & Peripherals-6.10%
Apple, Inc.	17,602	3,076,478
Total Common Stocks & Other Equity Interests (Cost $47,446,005)		50,403,202
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $31,194)	31,194	31,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $47,477,199)		50,434,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.88%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,040,712	1,040,712
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,427,843	2,428,329
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,469,041)		3,469,041
TOTAL INVESTMENTS IN SECURITIES-106.83% (Cost $50,946,240)		53,903,437
OTHER ASSETS LESS LIABILITIES-(6.83)%		(3,445,729)
NET ASSETS-100.00%		$50,457,708
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,683	$911,919	$(1,012,408)	$-	$-	$31,194	$18
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,007,918	14,352,844	(16,320,050)	-	-	1,040,712	111*
Invesco Private Prime Fund	4,511,877	26,838,102	(28,921,509)	-	(141)	2,428,329	1,653*
Total	$7,651,478	$42,102,865	$(46,253,967)	$-	$(141)	$3,500,235	$1,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-92.25%
Oil & Gas Drilling-22.90%
Helmerich & Payne, Inc.	71,115	$2,041,000
Noble Corp.(b)(c)	51,793	1,278,769
Patterson-UTI Energy, Inc.	120,562	1,200,798
Transocean Ltd.(b)(c)	378,315	1,191,692
		5,712,259
Oil & Gas Equipment & Services-69.35%
Baker Hughes Co., Class A	75,849	2,081,296
Cactus, Inc., Class A	49,097	2,379,241
ChampionX Corp.(b)	53,117	1,189,821
Expro Group Holdings N.V.(b)(c)	73,618	1,152,858
Halliburton Co.	39,018	1,199,413
Liberty Oilfield Services, Inc., Class A(b)(c)	99,738	1,206,830
NOV, Inc.	72,942	1,197,708
Schlumberger N.V.	64,438	2,517,593
TechnipFMC PLC (United Kingdom)(b)(c)	304,870	1,978,606
USA Compression Partners L.P.	75,996	1,196,937
Weatherford International PLC(b)	39,961	1,198,830
		17,299,133
Total Common Stocks & Other Equity Interests (Cost $22,059,069)		23,011,392

Exchange-Traded Funds-7.78%
VanEck Oil Services ETF	4,981	1,124,859
Vanguard Energy ETF	8,945	815,605
Total Exchange-Traded Funds (Cost $1,940,590)		1,940,464
	Shares	Value
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $88,160)	88,160	$88,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $24,087,819)		25,040,016
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,312,522	1,312,522
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,061,940	3,062,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,375,210)		4,375,074
TOTAL INVESTMENTS IN SECURITIES-117.92% (Cost $28,463,029)		29,415,090
OTHER ASSETS LESS LIABILITIES-(17.92)%		(4,470,429)
NET ASSETS-100.00%		$24,944,661
Investment Abbreviations:
ETF	-Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,292	$11,158,003	$(11,175,135)	$-	$-	$88,160	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,682,156	17,464,148	(20,833,782)	-	-	1,312,522	160*
Invesco Private Prime Fund	7,023,233	31,997,646	(35,957,998)	(136)	(193)	3,062,552	2,302*
Total	$11,810,681	$60,619,797	$(67,966,915)	$(136)	$(193)	$4,463,234	$2,492

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Oil & Gas Services ETF (PXJ)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Biotechnology-43.44%
AbbVie, Inc.	167,298	$22,901,423
Amgen, Inc.	95,441	21,678,469
Biogen, Inc.(b)	45,296	10,236,896
Emergent BioSolutions, Inc.(b)(c)	286,691	13,417,139
Enanta Pharmaceuticals, Inc.(b)	152,011	9,032,494
Gilead Sciences, Inc.	276,503	18,990,226
Horizon Therapeutics PLC(b)	108,235	10,101,572
Ligand Pharmaceuticals, Inc.(b)(c)	68,985	8,597,601
Regeneron Pharmaceuticals, Inc.(b)	17,731	10,790,909
Travere Therapeutics, Inc.(b)(c)	388,897	10,694,667
United Therapeutics Corp.(b)	57,495	11,606,516
		148,047,912
Health Care Equipment-5.77%
Abbott Laboratories	154,475	19,689,383
Pharmaceuticals-50.69%
Bausch Health Cos., Inc.(b)(c)	447,517	10,995,493
Corcept Therapeutics, Inc.(b)(c)	489,765	9,192,889
Eli Lilly and Co.	74,290	18,230,023
Endo International PLC(b)(c)	1,873,774	5,977,339
Jazz Pharmaceuticals PLC(b)(c)	88,346	12,272,143
Johnson & Johnson	121,150	20,872,933
Merck & Co., Inc.	236,997	19,310,516
Pacira BioSciences, Inc.(b)(c)	209,310	13,138,389
Perrigo Co. PLC(c)	291,248	11,087,811
Pfizer, Inc.	377,876	19,910,286
Prestige Consumer Healthcare, Inc.(b)	193,137	10,902,584
Supernus Pharmaceuticals, Inc.(b)(c)	351,741	10,851,210
Taro Pharmaceutical Industries Ltd.(b)	213,787	10,009,507
		172,751,123
Total Common Stocks & Other Equity Interests (Cost $316,227,951)		340,488,418
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $255,915)	255,915	$255,915
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $316,483,866)		340,744,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,560,552	10,560,552
Invesco Private Prime Fund, 0.11%(d)(e)(f)	24,636,360	24,641,287
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,203,009)		35,201,839
TOTAL INVESTMENTS IN SECURITIES-110.31% (Cost $351,686,875)		375,946,172
OTHER ASSETS LESS LIABILITIES-(10.31)%		(35,128,650)
NET ASSETS-100.00%		$340,817,522
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,759,557	$(9,503,642)	$-	$-	$255,915	$49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,171,074	65,498,916	(56,109,438)	-	-	10,560,552	949*
Invesco Private Prime Fund	1,756,610	136,145,412	(113,257,711)	(1,170)	(1,854)	24,641,287	12,377*
Total	$2,927,684	$211,403,885	$(178,870,791)	$(1,170)	$(1,854)	$35,457,754	$13,375

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Electronic Manufacturing Services-2.73%
TE Connectivity Ltd.	147,324	$21,068,805
Semiconductor Equipment-30.78%
Amkor Technology, Inc.(b)	1,031,715	22,718,364
Applied Materials, Inc.	297,536	41,113,525
Axcelis Technologies, Inc.(c)	376,628	23,580,679
Camtek Ltd. (Israel)(b)(c)	520,003	19,328,512
Entegris, Inc.	158,044	18,939,993
KLA Corp.	58,706	22,852,485
Kulicke & Soffa Industries, Inc. (Singapore)(b)	401,045	21,933,151
Nova Ltd. (Israel)(b)(c)	180,279	21,327,006
Onto Innovation, Inc.(b)(c)	266,895	24,431,568
Ultra Clean Holdings, Inc.(c)	415,515	20,950,266
		237,175,549
Semiconductors-66.42%
Advanced Micro Devices, Inc.(c)	287,845	32,886,291
Allegro MicroSystems, Inc. (Japan)(b)(c)	756,595	21,472,166
Analog Devices, Inc.	236,668	38,806,452
Broadcom, Inc.	79,349	46,488,992
Diodes, Inc.(c)	221,085	20,514,477
Intel Corp.	881,023	43,011,543
Lattice Semiconductor Corp.(c)	296,363	16,365,165
MaxLinear, Inc.(c)	346,691	20,808,394
Monolithic Power Systems, Inc.	42,926	17,296,173
Navitas Semiconductor Corp.(b)(c)	1,327,401	13,234,188
NVIDIA Corp.	137,383	33,639,601
NXP Semiconductors N.V. (China)	107,927	22,172,523
ON Semiconductor Corp.(c)	388,045	22,894,655
Power Integrations, Inc.	227,326	18,347,481
QUALCOMM, Inc.	242,018	42,537,084
Silicon Laboratories, Inc.(b)(c)	120,387	19,886,729
SiTime Corp.(b)(c)	95,001	22,143,783
	Shares	Value
Semiconductors-(continued)
Synaptics, Inc.(c)	87,212	$18,345,044
Texas Instruments, Inc.	228,054	40,933,413
		511,784,154
Total Common Stocks & Other Equity Interests (Cost $736,257,185)		770,028,508
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $774,476)	774,476	774,476
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $737,031,661)		770,802,984
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.43%
Invesco Private Government Fund, 0.02%(d)(e)(f)	17,161,009	17,161,009
Invesco Private Prime Fund, 0.11%(d)(e)(f)	40,034,347	40,042,352
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,204,402)		57,203,361
TOTAL INVESTMENTS IN SECURITIES-107.46% (Cost $794,236,063)		828,006,345
OTHER ASSETS LESS LIABILITIES-(7.46)%		(57,445,465)
NET ASSETS-100.00%		$770,560,880
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$452,681	$2,641,195	$(2,319,400)	$-	$-	$774,476	$49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,444,543	132,083,462	(128,366,996)	-	-	17,161,009	1,214*
Invesco Private Prime Fund	20,166,814	257,290,295	(237,409,248)	(1,041)	(4,468)	40,042,352	15,516*
Total	$34,064,038	$392,014,952	$(368,095,644)	$(1,041)	$(4,468)	$57,977,837	$16,779

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Semiconductors ETF (PSI)—(continued)
January 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-4.43%
Magnite, Inc.(b)(c)	494,646	$6,712,346
PubMatic, Inc., Class A(b)	253,570	6,225,144
		12,937,490
Application Software-36.67%
Altair Engineering, Inc., Class A(b)(c)	123,788	7,788,741
Box, Inc., Class A(b)	402,690	10,522,290
Datadog, Inc., Class A(b)	97,427	14,235,059
Dynatrace, Inc.(b)	149,223	8,186,374
HubSpot, Inc.(b)	22,485	10,990,668
Intuit, Inc.	26,611	14,775,225
Manhattan Associates, Inc.(b)	58,106	7,778,650
Mimecast Ltd.(b)	122,523	9,766,308
SEMrush Holdings, Inc., Class A(b)(c)	479,850	8,714,076
Sprout Social, Inc., Class A(b)	87,899	6,051,846
Workiva, Inc.(b)(c)	69,327	8,199,998
		107,009,235
Consumer Finance-1.75%
Upstart Holdings, Inc.(b)(c)	46,856	5,107,772
Data Processing & Outsourced Services-3.60%
Concentrix Corp.	52,320	10,515,797
Financial Exchanges & Data-2.66%
Donnelley Financial Solutions, Inc.(b)	208,311	7,753,335
Health Care Services-3.31%
Signify Health, Inc., Class A(b)(c)	725,680	9,673,314
Health Care Technology-9.87%
Doximity, Inc., Class A(b)(c)	162,997	7,427,773
Multiplan Corp.(b)(c)	2,061,231	8,306,761
Vocera Communications, Inc.(b)(c)	165,542	13,079,474
		28,814,008
Interactive Home Entertainment-9.61%
Playtika Holding Corp.(b)	521,456	8,880,396
ROBLOX Corp., Class A(b)(c)	146,477	9,646,975
Take-Two Interactive Software, Inc.(b)	58,211	9,508,185
		28,035,556
	Shares	Value
Interactive Media & Services-6.82%
Bumble, Inc., Class A(b)(c)	280,642	$8,281,745
Snap, Inc., Class A(b)	357,475	11,632,237
		19,913,982
Movies & Entertainment-4.29%
Roku, Inc., Class A(b)	76,240	12,507,172
Systems Software-17.03%
McAfee Corp., Class A(c)	375,716	9,637,115
Microsoft Corp.	51,824	16,116,228
Oracle Corp.	186,136	15,106,798
Teradata Corp.(b)(c)	218,819	8,827,158
		49,687,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $347,920,322)		291,954,960
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,420,463	20,420,463
Invesco Private Prime Fund, 0.11%(d)(e)(f)	47,638,220	47,647,746
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,069,138)		68,068,209
TOTAL INVESTMENTS IN SECURITIES-123.36% (Cost $415,989,460)		360,023,169
OTHER ASSETS LESS LIABILITIES-(23.36)%		(68,179,388)
NET ASSETS-100.00%		$291,843,781
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,939,917	$25,072,710	$(43,012,627)	$-	$-	$-	$165
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$41,102,963	$175,294,532	$(195,977,032)	$-	$-	$20,420,463	$3,353*
Invesco Private Prime Fund	61,654,445	396,567,885	(410,566,400)	(930)	(7,254)	47,647,746	46,475*
Total	$120,697,325	$596,935,127	$(649,556,059)	$(930)	$(7,254)	$68,068,209	$49,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$231,894,023	$-	$-	$231,894,023
Money Market Funds	144,375	51,098,675	-	51,243,050
Total Investments	$232,038,398	$51,098,675	$-	$283,137,073
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$247,215,701	$-	$-	$247,215,701
Money Market Funds	-	18,592,651	-	18,592,651
Total Investments	$247,215,701	$18,592,651	$-	$265,808,352
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$174,565,486	$-	$-	$174,565,486
Money Market Funds	169,412	30,416,663	-	30,586,075
Total Investments	$174,734,898	$30,416,663	$-	$205,151,561
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,318,149	$-	$-	$138,318,149
Money Market Funds	141,249	16,294,284	-	16,435,533
Total Investments	$138,459,398	$16,294,284	$-	$154,753,682
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,228,510,693	$-	$-	$1,228,510,693
Money Market Funds	379,164	114,072,436	-	114,451,600
Total Investments	$1,228,889,857	$114,072,436	$-	$1,342,962,293

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,414,387	$-	$-	$53,414,387
Money Market Funds	150,474	7,625,548	-	7,776,022
Total Investments	$53,564,861	$7,625,548	$-	$61,190,409
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,403,202	$-	$-	$50,403,202
Money Market Funds	31,194	3,469,041	-	3,500,235
Total Investments	$50,434,396	$3,469,041	$-	$53,903,437
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,011,392	$-	$-	$23,011,392
Exchange-Traded Funds	1,940,464	-	-	1,940,464
Money Market Funds	88,160	4,375,074	-	4,463,234
Total Investments	$25,040,016	$4,375,074	$-	$29,415,090
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$340,488,418	$-	$-	$340,488,418
Money Market Funds	255,915	35,201,839	-	35,457,754
Total Investments	$340,744,333	$35,201,839	$-	$375,946,172
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$770,028,508	$-	$-	$770,028,508
Money Market Funds	774,476	57,203,361	-	57,977,837
Total Investments	$770,802,984	$57,203,361	$-	$828,006,345
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$291,954,960	$-	$-	$291,954,960
Money Market Funds	-	68,068,209	-	68,068,209
Total Investments	$291,954,960	$68,068,209	$-	$360,023,169